Short Term Loans - Schedule of Short Term Loans Due to Bank and Government (Details) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Agricultural Bank of China [Member]
Average interest rate	4.90%	4.90%
Loan maturity date	Oct. 31, 1989	Oct. 31, 1989
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Agricultural Bank of China [Member] | RMB [Member]
Original principal amount	¥ 1,497,945	¥ 1,497,945
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Yangshuo County Bureau [Member]
Average interest rate	7.92%	7.92%
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Yangshuo County Bureau [Member] | RMB [Member]
Original principal amount	¥ 652,794	¥ 652,794
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Yangshuo County Bureau 1 [Member]
Average interest rate	0.00%	0.00%
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Loan from Yangshuo County Bureau 1 [Member] | RMB [Member]
Original principal amount	¥ 1,000,000	¥ 1,000,000
Tang Dynasty Investment Group Limited [Member] | Loan from Agricultural Bank of China [Member]
Average interest rate	4.90%
Loan maturity date	Oct. 31, 1989
Tang Dynasty Investment Group Limited [Member] | Loan from Agricultural Bank of China [Member] | RMB [Member]
Original principal amount	¥ 1,497,945
Tang Dynasty Investment Group Limited [Member] | Loan from Yangshuo County Bureau [Member]
Average interest rate	7.92%
Tang Dynasty Investment Group Limited [Member] | Loan from Yangshuo County Bureau [Member] | RMB [Member]
Original principal amount	¥ 652,794
Tang Dynasty Investment Group Limited [Member] | Loan from Yangshuo County Bureau 1 [Member]
Average interest rate	0.00%
Tang Dynasty Investment Group Limited [Member] | Loan from Yangshuo County Bureau 1 [Member] | RMB [Member]
Original principal amount	¥ 1,000,000